Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	266,081.83
Total Transaction Valuation	1,926,733,027.40
Total Offset Amount	0.00
Net Fee	$ 266,081.83
Offering Table N/A
Offset Table N/A	N/A